BORROWINGS - Third-Party Debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	SFr 662.0
Borrowings	SFr 4,676.8	SFr 5,425.7
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.48%
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,687.1	5,443.8
Deferred Financing Costs, Discounts And Premiums, Net
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr (10.3)	(18.1)
Deferred Financing Costs, Discounts And Premiums, Net | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.00%
Sunrise holding bank facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	SFr 662.0	673.2
Borrowings	SFr 2,231.2	3,029.5
Sunrise holding bank facility | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.64%
Sunrise holding bank facility | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 2,239.0	3,043.3
Sunrise holding SPE notes
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 1,467.2	1,394.8
Sunrise holding SPE notes | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.58%
Sunrise holding SPE notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 1,468.8	1,397.1
Sunrise holding senior note
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 628.0	691.3
Sunrise holding senior note | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.80%
Sunrise holding senior note | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 629.3	693.3
Vendor financing | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.08%
Vendor financing | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 350.0	SFr 310.1